NON-CASH INVESTING AND FINANCING TRANSACTIONS (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Property, plant and equipment acquired by finance lease	€ 25	€ 33
Fair value of vested PSUs and RSUs	€ 0	€ 4